PROVISIONS	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
PROVISIONS
23.	PROVISIONS

	December 31, 2017 US$’000	December 31, 2016 US$’000
Provisions	50	75

The provision for warranty claims was reduced by US$25,000 in 2017 based on a revised assessment of future claims.

During 2017 and 2016 the Group experienced no significant product warranty claims. However, the Group believes that it is appropriate to retain a product warranty provision to cover any future claims. The provision at December 31, 2017 represents the estimated cost of product warranties, the exact amount which cannot be determined. US$50,000 represents management’s best estimate of these obligations at December 31, 2017.